Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
At cost:
Total cost	¥ 11,452	$ 1,613	¥ 10,890
Less: accumulated depreciation	(9,259)	(1,304)	(8,155)
Property and equipment, net	2,193	309	2,735
Computer and transmission equipment [Member]
At cost:
Total cost	9,521	1,341	8,953
Furniture, fixtures and office equipment [Member]
At cost:
Total cost	¥ 1,931	$ 272	¥ 1,937